Summary of Changes in Outstanding Options (Detail) - 2degrees - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at December 31, 2018			26,475,000
Options, Granted		1,300,000	1,300,000 [1]
Options, Forfeited	[1]		(250,000)
Options, Redeemed			(950,000)
Options, Outstanding at December 31, 2019			26,575,000
Options, Exercisable at December 31, 2019			25,275,000
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2018			$ 1.45
Weighted- Average Exercise Price per Unit, Granted	[1]		1.65
Weighted- Average Exercise Price per Unit, Forfeited	[1]		1.90
Weighted- Average Exercise Price per Unit, Redeemed			1.18
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2019			1.46
Weighted- Average Exercise Price per Unit, Exercisable at December 31, 2019			$ 1.45
Weighted-Average Remaining Contractual Term (in Years), Outstanding at December 31, 2019			2 years 6 months
Weighted-Average Remaining Contractual Term (in Years), Exercisable at December 31, 2019			2 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding at December 31, 2019			$ 15,990
Aggregate Intrinsic Value, Exercisable at December 31, 2019			$ 15,675

[1]	Exercise price of the options granted and forfeited are denominated in NZD and were translated into USD at the exchange rate on the grant date of the related options.